SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
30.	SUBSEQUENT EVENTS

(i) Subsequent to the balance sheet date, the Board of directors and the holders of a majority of the voting power of our stockholders of the company have approved an amendment to articles of incorporation to increase its authorized shares of Common Stock from 17,171,717 to 22,727,273.

(ii) On November 10, 2014, the Company approved an amendment to the Corporation’s Articles of Incorporation to effectuate a reverse stock split (the “Reverse Split”) of the Corporation’s common stock, par value $0.001 per share (the “Common Stock”) affecting both the authorized and issued and outstanding number of such shares by a ratio of 9.9 for 1. The Reverse Split became effective in the State of Nevada on December 16, 2014. As a result, the Company is presently authorized to issue 22,727,273 shares of common stock, $0.001 per share.

(iii) On December 17, 2014, the Company approved an amendment to certificate designation in respect of Series B preferred stock. Pursuant to the above new amendment, each holder of Series B preferred stock shall have the rights, at any time or from time to time , to convert each 9.9 shares of Series B preferred to one fully paid and non assessable share of common stock of par value $0.001 per share.

34. SUBSEQUENT EVENTS

(i)     On May 5, 2014, the Company requested the Securities and Exchange Commission to issue an order granting the withdrawal of the registration statement related to a public offering of common stock of the Company for maximum aggregate gross proceeds of $26,250,000 filed on March 28, 2013.
(ii)	On June 12, 2014, the Company announced the delay in the payment of the coupon until May 30, 2015.

(iii)
Subsequent to the balance sheet date, the Board of directors and the holders of a majority of the voting power of our stockholders of the company have approved an amendment to articles of incorporation to increase its authorized shares of Common Stock from 17,171,717 to 22,727,273.

(iv)
On November 10, 2014, the Company approved an amendment to the Corporation’s Articles of Incorporation to effectuate a reverse stock split (the “Reverse Split”) of the Corporation’s common stock, par value $0.001 per share (the “Common Stock”) affecting both the authorized and issued and outstanding number of such shares by a ratio of 9.9 for 1. The Reverse Split became effective in the State of Nevada on December 16, 2014. As a result, the Company is presently authorized to issue 22,727,273 shares of common stock, $0.001 per share.

(v)
On December 17, 2014, the Company approved an amendment to certificate designation in respect of Series B preferred stock. Pursuant to the above new amendment, each holder of Series B preferred stock shall have the rights, at any time or from time to time, to convert each 9.9 shares of Series B preferred to one fully paid and non assessable share of common stock of par value $0.001 per share.